Interests in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the beginning of the year	$ 1,557	$ 1,051
Additions	1	388
Reclassifications	(386)	0
Share of comprehensive income	150	83
of which: share of net profit	105	84	$ 46
of which: share of other comprehensive income	45	(1)
Share of changes in retained earnings	1	(40)
Dividends received	(39)	(33)
Foreign currency translation	(39)	108
Carrying amount at the end of the year	1,243	1,557	1,051
Share of profit (loss) of associates	79	64
Share of profit (loss) of joint ventures	26	19
Share of other comprehensive income of associates	44	1
Share of other comprehensive income of joint ventures	1
Associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	1,200	1,513
of which: joint ventures	43	44
SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 1,043	965
UBS's equity interest	17.31%
Clearstream Fund Centre AG
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the end of the year	$ 386
of which: associates		399
UBS's equity interest	48.80%
Gains (losses) on the sale of subsidiaries		631
Other associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 157	150
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the beginning of the year	1,557	1,051
Additions	1	388
Reclassifications	(386)	0
Share of comprehensive income	150	83
of which: share of net profit	105	84	46
of which: share of other comprehensive income	45	(1)
Share of changes in retained earnings	1	(40)
Dividends received	(39)	(33)
Foreign currency translation	(39)	108
Carrying amount at the end of the year	1,243	1,557	$ 1,051
of which: associates	1,200	1,513
of which: joint ventures	43	44
UBS AG | Associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
Share of profit (loss) of associates	79	64
Share of profit (loss) of joint ventures	26	19
Share of other comprehensive income of associates	44	1
Share of other comprehensive income of joint ventures	1
UBS AG | SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 1,043	965
UBS's equity interest	17.31%
UBS AG | Clearstream Fund Centre AG
Disclosure Of Investments In Associates And Joint Ventures [Table]
Carrying amount at the end of the year	$ 386
of which: associates		399
UBS's equity interest	48.80%
Gains (losses) on the sale of subsidiaries		631
UBS AG | Other associates
Disclosure Of Investments In Associates And Joint Ventures [Table]
of which: associates	$ 157	$ 150